CONSOLIDATED BALANCE SHEET - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019
Assets
Cash and balances at central banks	£ 78,139	£ 55,130
Items in course of collection from banks	331	313
Financial assets at fair value through profit or loss	157,113	160,189
Derivative financial instruments	32,978	26,369
At amortised cost:
Loans and advances to banks	11,202	9,775
Loans and advances to customers	501,508	494,988
Debt securities	5,604	5,544
Total financial assets at amortised cost	518,314	510,307
Financial assets at fair value through other comprehensive income	27,211	25,092
Investments in joint ventures and associates	311	304
Goodwill	2,324	2,324
Value of in-force business	5,397	5,558
Other intangible assets	3,985	3,808
Property, plant and equipment	12,212	13,104
Current tax recoverable	947	7
Deferred tax assets	2,611	2,666
Retirement benefit assets	2,241	681
Assets arising from reinsurance contracts held	22,220	23,567
Other assets	6,660	4,474
Total assets	872,994	833,893
Liabilities
Deposits from banks	34,124	28,179
Customer deposits	453,446	421,320
Items in the course of collection from banks	309	373
Financial liabilities at fair value through profit or loss	21,474	21,486
Derivative financial instruments	28,631	25,779
Notes in circulation	1,256	1,079
Debt securities in issue	99,931	97,689
Liabilities arising from insurance contracts and participating investment contracts	108,125	111,449
Liabilities arising from non-participating investment contracts	34,927	37,459
Other liabilities	21,395	20,333
Retirement benefit obligations	271	257
Current tax liabilities	33	187
Deferred tax liabilities	32	44
Other provisions	2,461	3,323
Subordinated liabilities	17,717	17,130
Total liabilities	824,132	786,087
Equity
Share capital	7,076	7,005
Share premium account	17,856	17,751
Other reserves	14,010	13,695
Retained profits	3,792	3,246
Shareholders' equity	42,734	41,697
Other equity instruments	5,906	5,906
Total equity excluding non-controlling interests	48,640	47,603
Non-controlling interests	222	203
Total equity	48,862	47,806
Total equity and liabilities	£ 872,994	£ 833,893